Related party disclosures (Details Narrative) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Impairment of trade net allowance	₨ 3,837	₨ 15,418
Joint Venture One [Member]
IfrsStatementLineItems [Line Items]
Gross loan commitments	₨ 72,719